CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 290,103	$ 203,518	$ 141,841
Cost of revenues	45,287	34,970	26,108
Gross profit	244,816	168,548	115,733
Operating expenses:
Research and development	105,368	77,647	57,832
Selling and marketing	156,512	120,010	97,742
General and administrative	26,968	19,526	15,803
Total operating expenses	288,848	217,183	171,377
Operating loss	(44,032)	(48,635)	(55,644)
Financial income, net	247	77	2,144
Other expenses	4	11	14
Loss before taxes on income	(43,789)	(48,569)	(53,514)
Taxes on income	3,107	2,765	3,052
Net loss	$ (46,896)	$ (51,334)	$ (56,566)
Basic and diluted net loss per ordinary share	$ (1.12)	$ (1.30)	$ (1.49)
Other comprehensive loss
Foreign currency translation differences			$ (87)
Unrealized gains (loss) on foreign currency cash flow hedge	(141)	2,702	(2,600)
Other comprehensive income (loss) for the period	(141)	2,702	(2,687)
Total comprehensive loss	$ (47,037)	$ (48,632)	$ (59,253)